Revenues	12 Months Ended
Mar. 31, 2023
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenues	Revenues
The disaggregation of the Company’s revenue was as follows:

	2023	2022
	$	$

Subscription revenue	298,763	248,430
Transaction-based revenue	399,552	264,044
Hardware and other revenue	32,191	35,898

Total revenues	730,506	548,372
Transaction-based revenue includes $8,196 of revenue from merchant cash advances for the fiscal year ended March 31, 2023 (2022 – $2,667). The Company discloses revenue by geographic area in note 29.
Contract assets
The amount of amortization of commission assets recognized as sales and marketing expense in the fiscal year ended March 31, 2023 is $12,254 (2022 – $8,138).
The Company recorded a contract asset for discounts provided to customers at the inception of a contract of $8,845 included in other current assets and $10,691 included in other long-term assets as at March 31, 2023, with $4,124 being amortized into subscription revenue and transaction-based revenue for the fiscal year ended March 31, 2023 (2022 – $4,139 and $5,591 with $3,679 being amortized, respectively).
Contract liabilities
Revenue recognized that was included in the deferred revenue balance at the beginning of the years ended March 31, 2023 and 2022 is $65,194 and $43,116, respectively.